UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.6%
General Dynamics Corp.	1,302,800	$99,481,808
Honeywell International, Inc.	789,300	37,468,071
Northrop Grumman Corp.	1,396,500	94,724,595
Raytheon Co.	2,590,600	151,031,980
Rockwell Collins, Inc.	376,300	24,459,500
United Technologies Corp.	1,818,200	136,274,090

		543,440,044

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	377,000	26,065,780

Beverages — 2.1%
The Coca-Cola Co.	1,751,200	93,601,640
Diageo Plc	4,552,500	77,643,801

		171,245,441

Capital Markets — 0.3%
The Bank of New York Mellon Corp.	878,168	27,337,370

Chemicals — 3.3%
Air Products & Chemicals, Inc.	372,900	28,631,262
The Dow Chemical Co.	775,000	23,893,250
E.I. du Pont de Nemours & Co.	3,007,600	119,822,784
Olin Corp.	1,876,400	39,404,400
Praxair, Inc.	664,000	55,623,280

		267,374,976

Commercial Banks — 6.8%
The Bank of Nova Scotia	1,950,500	99,425,960
National Bank of Canada	1,630,800	99,697,460
Royal Bank of Canada	663,300	40,217,215
The Toronto-Dominion Bank	794,500	59,051,733
U.S. Bancorp	3,019,200	80,823,984
Wells Fargo & Co.	5,299,100	175,453,201

		554,669,553

Computers & Peripherals — 1.2%
Hewlett-Packard Co.	1,824,800	94,834,856

Containers & Packaging — 0.6%
Packaging Corp. of America	916,800	22,672,464
Temple-Inland, Inc.	1,251,800	29,191,976

		51,864,440

Diversified Financial Services — 4.3%
Bank of America Corp.	6,687,800	119,243,474
JPMorgan Chase & Co.	5,523,350	235,184,243

		354,427,717

Diversified Telecommunication Services — 4.3%
AT&T Inc.	3,987,803	103,922,146
BCE, Inc.	887,973	26,727,987
CenturyTel, Inc.	1,003,900	34,243,029
Qwest Communications International, Inc.	16,641,000	87,032,430
Verizon Communications, Inc.	2,671,921	77,191,798
Windstream Corp.	2,348,842	25,954,704

		355,072,094

Common Stocks	Shares	Value

Electric Utilities — 3.9%
American Electric Power Co., Inc.	1,126,600	$38,642,380
Duke Energy Corp.	1,917,820	32,181,020
Entergy Corp.	621,200	50,497,348
Exelon Corp.	642,100	27,989,139
FPL Group, Inc.	931,600	48,489,780
FirstEnergy Corp.	479,300	18,151,091
ITC Holdings Corp.	303,000	16,916,490
Northeast Utilities, Inc.	559,300	15,542,947
PPL Corp.	929,000	23,002,040
The Southern Co.	1,364,100	47,143,296

		318,555,531

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	428,400	26,012,448

Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	1,482,600	79,541,490

Food Products — 3.7%
General Mills, Inc.	1,052,300	74,902,714
H.J. Heinz Co.	1,281,900	60,082,653
Kraft Foods, Inc.	1,988,703	58,865,609
Unilever NV - ADR	3,757,900	113,714,054

		307,565,030

Gas Utilities — 0.8%
AGL Resources, Inc.	267,500	10,568,925
EQT Corp.	1,216,100	52,888,189

		63,457,114

Gold — 0.6%
Barrick Gold Corp.	1,166,100	50,854,725

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	1,737,950	122,681,890

Household Products — 3.4%
Clorox Co.	1,277,700	82,667,190
Kimberly-Clark Corp.	1,166,500	71,459,790
The Procter & Gamble Co.	2,004,200	124,581,072

		278,708,052

IT Services — 1.5%
International Business Machines Corp.	937,100	120,885,900

Industrial Conglomerates — 2.8%
3M Co.	1,006,800	89,272,956
General Electric Co.	7,469,503	140,874,827

		230,147,783

Insurance — 2.4%
Chubb Corp.	1,529,000	80,838,230
The Travelers Cos., Inc.	2,269,094	115,133,830

		195,972,060

Integrated Oil & Gas — 9.7%
BP Plc - ADR	1,346,147	70,201,566
Chevron Corp. (a)	2,868,038	233,573,015
ConocoPhillips	1,339,698	79,296,724
Exxon Mobil Corp.	2,562,006	173,832,107

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Integrated Oil & Gas (concluded)
Marathon Oil Corp.	2,045,700	$65,769,255
Murphy Oil Corp.	193,400	11,633,010
Total SA - ADR	2,987,400	162,454,812

		796,760,489

Leisure Equipment & Products — 0.3%
Mattel, Inc.	1,209,000	27,867,450

Machinery — 3.3%
Caterpillar, Inc. (a)	1,970,700	134,184,963
Deere & Co.	2,257,000	135,013,740

		269,198,703

Media — 0.7%
Comcast Corp. Special, Class A	2,692,000	50,744,200
The McGraw-Hill Cos., Inc.	240,400	8,106,288

		58,850,488

Metals & Mining — 4.8%
Aluminum Corp. of China Ltd. - ADR	509,920	12,370,659
BHP Billiton Ltd.	5,669,100	207,241,008
BlueScope Steel Ltd.	13,260,400	31,816,791
Nucor Corp.	1,000,300	45,333,596
Rio Tinto Ltd.	1,015,629	66,361,348
Southern Copper Corp.	1,068,000	32,659,440

		395,782,842

Multi-Utilities — 2.6%
Consolidated Edison, Inc.	409,000	18,486,800
Dominion Resources, Inc.	1,649,100	68,932,380
PG&E Corp.	475,200	20,813,760
Public Service Enterprise Group, Inc.	1,737,800	55,835,514
Sempra Energy	600,400	29,527,672
Wisconsin Energy Corp.	367,000	19,271,170

		212,867,296

Oil & Gas Equipment & Services — 1.3%
Halliburton Co.	2,357,000	72,242,050
Schlumberger Ltd.	468,000	33,424,560

		105,666,610

Oil & Gas Exploration & Production — 0.8%
Occidental Petroleum Corp.	763,600	67,700,776

Oil, Gas & Consumable Fuels — 2.2%
Cameco Corp.	898,100	22,138,634
Consol Energy, Inc.	440,100	19,663,668
Enbridge Inc.	1,781,200	86,499,898
Peabody Energy Corp.	372,100	17,384,512
Spectra Energy Corp.	1,579,660	36,869,264

		182,555,976

Paper & Forest Products — 0.9%
MeadWestvaco Corp.	1,479,000	40,184,430
Weyerhaeuser Co.	750,800	37,179,616

		77,364,046

Common Stocks	Shares	Value

Personal Products — 1.4%
Avon Products, Inc.	1,166,800	$37,722,644
Mead Johnson Nutrition Co.	1,416,319	73,096,224

		110,818,868

Pharmaceuticals — 4.6%
Abbott Laboratories	1,364,200	69,792,472
Bristol-Myers Squibb Co.	2,010,766	50,852,272
Johnson & Johnson	1,222,700	78,619,610
Merck & Co, Inc.	2,687,300	94,162,992
Pfizer, Inc.	5,286,668	88,393,089

		381,820,435

Road & Rail — 1.0%
Canadian National Railway Co.	1,375,700	82,253,103

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	2,603,916	59,447,402

Software — 0.3%
Microsoft Corp.	905,730	27,660,994

Specialty Retail — 1.1%
Home Depot, Inc.	1,836,328	64,730,562
Limited Brands, Inc.	1,092,000	29,265,600

		93,996,162

Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	970,800	83,896,536

Tobacco — 2.2%
Altria Group, Inc.	1,401,100	29,689,309
Lorillard, Inc.	396,500	31,073,705
Philip Morris International, Inc.	2,364,800	116,064,384

		176,827,398

Water Utilities — 0.5%
American Water Works Co, Inc.	1,875,500	40,848,390

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	453,100	16,151,557
Vodafone Group Plc - ADR	1,526,881	33,896,758

		50,048,315

Total Long-Term Investments (Cost – $7,018,575,827) – 91.7%		7,542,946,573

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (b)(c)	678,972,104	678,972,104

Total Short-Term Securities (Cost – $678,972,104) – 8.3%		678,972,104

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $7,697,547,931*) – 100.0%	$8,221,918,677
Other Assets Less Liabilities – 0.0%	2,752,292

Net Assets – 100.0%	$8,224,670,969

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,698,971,797

Gross unrealized appreciation	$733,720,974
Gross unrealized depreciation	(210,774,094)

Net unrealized appreciation	$522,946,880

(a)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held/Beneficial Interest at July 31, 2009	Net Activity	Shares Held/Beneficial Interest at April 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	609,498,245	69,473,859	678,972,104	$790,942

BlackRock Liquidity Series, LLC, Money Market Series	$24,668,750	$(24,668,750)	—	$49,350

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of April 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

4,020	S&P 500 EMINI	June 2010	$230,485,092	$7,378,308

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$7,159,883,625	—	—	$7,159,883,625
Common Stocks:
Beverages	—	$77,643,801	—	77,643,801
Metals & Mining	—	305,419,147	—	305,419,147
Short-Term Securities	678,972,104	—	—	678,972,104

Total	$7,838,855,729	$383,062,948	—	$8,221,918,677

[1]	See above Schedule of Investments for values in each industry excluding the securities within the industries in Level 2 within the table.

Valuation Inputs	Other Financial Instruments[2]

Assets

Level 1	$7,378,308
Level 2	—
Level 3	—

Total	$7,378,308

[2]	Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 28, 2010